Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events
11.	Subsequent Events (unaudited)

Cowen Royalty Financing Agreement

On July 18, 2011, the Company closed the royalty financing agreement (the Financing Agreement) with Cowen Royalty. Under the terms of the Financing Agreement, the Company borrowed $30,000,000 from Cowen Royalty (the Borrowed Amount) and the Company agreed to repay such Borrowed Amount together with a return to Cowen Royalty, as described below, out of the Company's direct product sales, co-promotion revenues and out-license revenues (collectively, "Revenue Interest") that the Company may record or receive as a result of worldwide commercialization of the Company's products including Sumavel DosePro, Zohydro (formerly ZX002) and other future products.

In addition, upon the closing of and in connection with the Financing Agreement, the Company issued and sold to Cowen Royalty $1,500,000 of the Company's common stock, or 388,601 shares, at a price of $3.86 per share. The Company also issued to Cowen Royalty a warrant exercisable into 225,000 share of the Company's common stock. The warrant is exercisable at $9 per share and has a term of 10 years.

Under the Financing Agreement, the Company is obligated to pay to Cowen Royalty:

•

5% of the first $75 million of Revenue Interest recorded (in the case of net product sales) or received (in the case of co-promotion revenues and license fees) by the Company in a calendar year (or 5.75% if the co-promotion agreement with Astellas is terminated prior to June 30, 2013, with a reversion back to 5% possible if certain net sales of Sumavel DosePro are achieved or if Zohydro is commercialized in the four calendar quarters immediately following the effective date of termination);

•	2.5% of the next $75 million of Revenue Interest recorded (in the case of net product sales) or received (in the case of co-promotion revenues and license fees) by the Company in a calendar year; and

•	0.5% of Revenue Interest over and above $150 million recorded (in the case of net product sales) or received (in the case of co-promotion revenues and license fees) by the Company in a calendar year.

Net sales of Sumavel DosePro outside the United States are only included in the Revenue Interest if such net sales exceed $10 million. Once the aggregate payments, including the fixed payments described below, made by the Company to Cowen Royalty equal $75 million, the percentage of Revenue Interest owed to Cowen Royalty is reduced to 0.5% for the remainder of the term of the financing agreement, with only Sumavel DosePro and Zohydro subject to the Revenue Interest payments thereafter. The Company is also obligated to make three fixed payments of $10 million on (or before at the option of the Company) each of January 31, 2015, January 31, 2016 and January 31, 2017. Prepayment requires the consent of the lenders under the Amended Oxford/SVB Agreement while balances remain outstanding under that facility.

The obligation of the Company to make the Revenue Interest payments during the term of the Financing Agreement are secured under a security agreement by a second priority security interest (junior to the security interest of Oxford and SVB under the Amended Oxford /SVB Agreement) in substantially all assets of the Company, including intellectual property and other rights of the Company to the extent necessary or used to commercialize the Company products. The security interest will be extinguished at the end of the term or once the aggregate payments made by the Company to Cowen Royalty equal $75 million, whichever is sooner. Cowen Royalty, Oxford and SVB entered into an intercreditor agreement which governs their respective rights as secured creditors. The Company has agreed to specified positive and negative covenants in connection with the Financing Agreement.

The Company has the option to terminate the Financing Agreement at the Company's election in connection with a change of control of the Company, as defined in the Financing Agreement, upon the payment of a base amount of $52.5 million, or, if higher, an amount that generates a 19% internal rate of return on the Borrowed Amount as of the date of prepayment, in each case reduced by the Revenue Interest and principal payments received by Cowen Royalty up to the date of prepayment.

Cowen Royalty has the option to terminate the Financing Agreement at its election in connection with a change of control of the Company (which includes the sale, transfer, assignment or licensing of the Company's rights in the United States to either Sumavel DosePro or Zohydro), a bankruptcy event with respect to the Company or an event of default under the Financing Agreement. Upon such a termination by Cowen Royalty, the Company is obligated to make a payment of a base amount of $45 million, or, if higher, an amount that generates a 17% internal rate of return on the Borrowed Amount as of the date of prepayment, in each case reduced by the Revenue Interest and principal payments received by Cowen Royalty up to the date of prepayment.

Unless terminated earlier as discussed above, the Financing Agreement terminates on March 31, 2018.

Durect Development and License Agreement

On July 11, 2011, the Company entered into a development and license agreement with Durect Corporation (the License Agreement). Under the License Agreement, the Company will be responsible for the clinical development and commercialization of Relday, a proprietary, long-acting injectable formulation of risperidone using Durect's SABER™ controlled-release formulation technology in combination with the Company's DosePro® needle-free, subcutaneous drug delivery system. Durect will be responsible for non-clinical, formulation and CMC development responsibilities. Durect will be reimbursed by the Company for its research and development efforts on the product.

The Company paid a non-refundable upfront fee to Durect of $2.25 million. The Company is obligated to pay Durect up to $103 million in total future milestone payments with respect to the product subject to and upon the achievement of various development, regulatory and sales milestones. The Company is also required to pay a mid single-digit to low double-digit percentage patent royalty on annual net sales of the product determined on a jurisdiction-by-jurisdiction basis. The patent royalty term is equal to the later of the expiration of all Durect technology patents or joint patent rights in a particular jurisdiction, the expiration of marketing exclusivity rights in such jurisdiction, or 15 years from first commercial sale in such jurisdiction. After the patent royalty term, the Company will continue to pay royalties on annual net sales of the product at a reduced rate for so long as the Company continues to sell the product in the jurisdiction. The Company is also required to pay to Durect a tiered percentage of fees received in connection with any sublicense of the licensed rights.

Durect granted to the Company an exclusive worldwide license, with sub-license rights, to Durect intellectual property rights related to Durect's proprietary polymeric and non-polymeric controlled-release formulation technology to make and have made, use, offer for sale, sell and import risperidone products, where risperidone is the sole active agent, for administration by injection in the treatment of schizophrenia, bipolar disorder or other psychiatric related disorders in humans. Durect retains the right to supply the Company's Phase 3 clinical trial and commercial product requirements on the terms set forth in the License Agreement.

Durect retains the right to terminate the License Agreement with respect to specific countries if the Company fails to advance the development of the product in such country within a specified time period, either directly or through a sublicensee. In addition, either party may terminate the License Agreement upon insolvency or bankruptcy of the other party, upon written notice of a material uncured breach or if the other party takes any act that attempts to impair such other party's relevant intellectual property rights. The Company may terminate the License Agreement upon written notice if during the development or commercialization of the product, the product becomes subject to one or more serious adverse drug experiences or if either party receives notice from a regulatory authority, independent review committee, data safety monitory board or other similar body alleging significant concern regarding a patient safety issue. The Company may also terminate the License Agreement with or without cause, at any time upon prior written notice.